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T. ROWE PRICE
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NO-LOAD VARIABLE ANNUITY
AN INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

Supplement Dated September 2, 1998, to Prospectus Dated May 1, 1998
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ISSUED BY:                                           MAILING ADDRESS:
Security Benefit                                     T. Rowe Price Variable
Life Insurance Company                               Annuity Service Center
700 SW Harrison Street                               P.O. Box 750440
Topeka, Kansas 66636-0001                            Topeka, Kansas 66675-0440
1-800-888-2461                                       1-800-469-6587


The following paragraph replaces the third paragraph of the Section "Security Benefit Life Insurance Company" found on page 12:

   On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests in the Company of persons who were contractowners as of July 31, 1998, became membership interests in Security Benefit Mutual Holding Company upon conversion, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.